Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt outstanding	$ 433,096	$ 460,878
Deferred financing costs	(1,539)	(1,766)
Total debt, net of deferred financing costs	431,557	459,112
Current portion of long-term debt	46,532	45,032
Long-term debt, net of current portion and deferred financing costs	385,025	414,080
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	240,000	270,000
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	25,600	29,200
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	48,250	33,400
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Total debt outstanding	13,000	14,000
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	64,219	69,054
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	$ 42,027	$ 45,224